Performance Management - Muhlenkamp Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of the Fund’s benchmark index, which serves as a broad measure of equity market performance, and a supplemental index that tracks the prices of consumer goods. Following the bar chart is the Fund’s highest and lowest return for a quarter during the period shown in the bar chart. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://muhlenkamp.com/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of the Fund’s benchmark index, which serves as a broad measure of equity market performance, and a supplemental index that tracks the prices of consumer goods.
Performance Additional Market Index [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of the Fund’s benchmark index, which serves as a broad measure of equity market performance, and a supplemental index that tracks the prices of consumer goods.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter		Worst Quarter
Q2 2020	22.86%	Q1 2020	-27.04%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025(1)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Footnotes	The Muhlenkamp Fund, a series of Wexford Trust (the “Predecessor Fund”), transferred into the Fund in a tax-free reorganization on September 5, 2014. Performance information shown includes the performance of the Predecessor Fund for periods prior to September 5, 2014.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://muhlenkamp.com/